Revenue Recognition - Schedule of Revenue Based on Geographic Areas (Details) - Geographic Concentration Risk [Member] - Revenue Benchmark [Member]	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
USA
Concentration of risk percentage	76.00%	98.00%	69.00%	92.00%	87.00%	81.00%
CANADA
Concentration of risk percentage	22.00%	2.00%	25.00%	8.00%	13.00%	19.00%
Latin America [Member]
Concentration of risk percentage	2.00%		6.00%